Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash	$ 791,432	$ 833,125
Prepaid expenses	14,167
Total current assets	805,599	833,125
Intangible assets, net	2,896,172	1,271,898
TOTAL ASSETS	3,701,771	2,105,023
CURRENT LIABILITIES:
Accounts payable and accrued expenses	5,771,101	5,073,241
Shares to be issued	4,695,600	2,039,600
Total current liabilities	13,148,454	9,991,458
Long-term portion of convertible notes, net of debt discount
TOTAL LIABILITIES	13,148,454	9,991,458
COMMITMENTS AND CONTINGENCIES (NOTE 6)
STOCKHOLDERS’ DEFICIT:
Common Stock, no par value, unlimited shares authorized, 1,482,014,555 and 359,571,047 shares issued and outstanding as of December 31, 2025 and 2024	30,315,968	29,742,533
Equity payable	3,157,789	3,157,789
Accumulated deficit	(40,767,900)	(38,292,380)
Accumulated other comprehensive income	168,598	196,089
TOTAL EHAVE, INC. STOCKHOLDERS’ DEFICIT	(7,125,545)	(5,195,969)
Non-controlling interest	(2,321,138)	(2,690,466)
TOTAL STOCKHOLDERS’ DEFICIT	(9,446,683)	(7,886,435)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	3,701,771	2,105,023
Related Party [Member]
CURRENT LIABILITIES:
Accrued expenses - related party	807,000	864,000
Current portion of convertible notes, net	120,689	224,020
Nonrelated Party [Member]
CURRENT LIABILITIES:
Current portion of convertible notes, net	$ 1,754,064	$ 1,790,597